Loans Held-for-Sale, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Loans Held-for-Sale, Net
Loans held-for-sale	$ 292,249	$ 662,347
Fair value of future MSR	5,806	13,146
Unearned discount	(612)	(2,126)
Loans held-for-sale, net	$ 297,443	673,367
Maximum number of days held-for-sale loans are typically sold	60 days
Loans with non-accrual status	$ 0	0
Sale of loans held-for-sale excluding acquired loans	4,810,000	1,490,000
Proceeds from sales of loans held-for-sale, net of gain on sale	4,814,906	1,916,470
Gain on sale of loans held-for-sale	68,300	22,800
Greater Than 90 Days Past Due
Loans Held-for-Sale, Net
Loans past due	0	0
ACM Acquisition
Loans Held-for-Sale, Net
Proceeds from sales of loans held-for-sale, net of gain on sale		418,200
Fannie Mae
Loans Held-for-Sale, Net
Loans held-for-sale, net	243,717	538,189
Freddie Mac
Loans Held-for-Sale, Net
Loans held-for-sale, net	47,545	124,102
FHA
Loans Held-for-Sale, Net
Loans held-for-sale, net	$ 987	$ 56